Financial instruments and risk management - Exchange rate risk management (Details) - Currency risk R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 BRL (R$) shares	Dec. 31, 2023	Dec. 31, 2025 BRL (R$)
Selling transactions in the futures markets
Disclosure of detailed information about financial instruments [line items]
Value at risk time horizon		24 months
Probable (base value) | United States of America, Dollars | Cash and cash equivalents | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 14,364,448		R$ 11,919,897
Probable (base value) | United States of America, Dollars | Marketable securities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,241		427,329
Probable (base value) | United States of America, Dollars | Trade accounts receivable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,461,604		4,705,509
Probable (base value) | United States of America, Dollars | Trade accounts payable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,280,825)		(1,075,590)
Probable (base value) | United States of America, Dollars | Loans and financing | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(65,052,093)		(70,357,356)
Probable (base value) | United States of America, Dollars | Other liabilities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(64,223)		(66,446)
Probable (base value) | United States of America, Dollars | Derivative options | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2,628,095		979,706
Probable (base value) | United States of America, Dollars | Derivative swaps | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	543,741		(851,428)
Probable (base value) | United States of America, Dollars | Derivative Non-Deliverable Forward (‘NDF’) Contracts | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	5,623		24,355
Probable (base value) | United States of America, Dollars | Embedded derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	157,605		112,058
Probable (base value) | United States of America, Dollars | Commodity Derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 130,992		R$ (34,379)
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate, percentage of increase (decrease)	25.00%
Possible 25% | United States of America, Dollars | Cash and cash equivalents | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (3,591,112)
Possible 25% | United States of America, Dollars | Marketable securities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2,310)
Possible 25% | United States of America, Dollars | Trade accounts receivable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,115,401)
Possible 25% | United States of America, Dollars | Trade accounts payable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(320,206)
Possible 25% | United States of America, Dollars | Loans and financing | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(16,263,023)
Possible 25% | United States of America, Dollars | Other liabilities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(16,056)
Possible 25% | United States of America, Dollars | Derivative options | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(4,063,302)
Possible 25% | United States of America, Dollars | Derivative swaps | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(3,953,051)
Possible 25% | United States of America, Dollars | Derivative Non-Deliverable Forward (‘NDF’) Contracts | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(309,749)
Possible 25% | United States of America, Dollars | Embedded derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(156,499)
Possible 25% | United States of America, Dollars | Commodity Derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (32,700)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate, percentage of increase (decrease)	50.00%
Remote 50% | United States of America, Dollars | Cash and cash equivalents | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (7,182,224)
Remote 50% | United States of America, Dollars | Marketable securities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	(4,621)
Remote 50% | United States of America, Dollars | Trade accounts receivable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2,230,802)
Remote 50% | United States of America, Dollars | Trade accounts payable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(640,413)
Remote 50% | United States of America, Dollars | Loans and financing | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(32,526,047)
Remote 50% | United States of America, Dollars | Other liabilities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(32,112)
Remote 50% | United States of America, Dollars | Derivative options | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(8,199,075)
Remote 50% | United States of America, Dollars | Derivative swaps | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(7,831,912)
Remote 50% | United States of America, Dollars | Derivative Non-Deliverable Forward (‘NDF’) Contracts | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(619,527)
Remote 50% | United States of America, Dollars | Embedded derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(312,997)
Remote 50% | United States of America, Dollars | Commodity Derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (65,438)
Probable
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate | shares	5.1766